Exhibit 99.1

Semi-Annual Servicer’s Certificate
SWEPCO STORM RECOVERY FUNDING LLC
Southwestern Electric Power Company, as Servicer

Pursuant to Section 4.01(g)(i) of the Storm Recovery Property Servicing Agreement, dated as of December 18, 2024 (the
"Servicing Agreement"), between, SOUTHWESTERN ELECTRIC POWER COMPANY, as Servicer and THE SWEPCO STORM RECOVERY FUNDING LLC,
as Issuer, the servicer does hereby certify, for the SEPTEMBER 02, 2025
Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement Of the Indenture, as the context indicates.

	Collection Periods:	December 2024	to	August 2025
	Payment Date:		9/2/25

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 03/25 collection period (1)		2,747,029.39

ii.	Remittances for the 04/25 collection period		2,512,272.95

iii.	Remittances for the 05/25 collection period		1,824,798.66

iv.	Remittances for the 06/25 collection period		2,128,482.48

v.	Remittances for the 07/25 collection period		4,292,845.59

vi.	Remittances for the 08/25 collection period (2)		5,276,081.81

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		36,596.75

ix.	Investment Earnings on Excess Funds Subaccount		0.00

x.	Investment Earnings on General Subaccount		192,855.91

xi.	General Subaccount Balance (sum of i through x above)		19,010,963.54

xii.	Excess Funds Subaccount Balance as of Prior Payment Date (3)		5,105,310.41

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,683,500.00

xiv.	Collection Account Balance (sum of xi through xiii above)		25,799,773.95

Notes:
(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in December 2024

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period
(3)			The excess funds balance listed is actual collections of January 2025 ($2,529,509.98) and February 2025 ($2,575,800.43)

	Exhibit B		Page 1 of 4

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.			Tranche A-1 Outstanding Amount					336,700,000.00
ii.			Aggregate Outstanding Amount of all Tranches of the Bonds					336,700,000.00

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.			Tranche A-1					11,144,719.36
ii.			For all Tranches of the Bonds					11,144,719.36

			Interest		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iii.			Tranche A-1		4.8800%	253	336,700,000.00	11,547,313.56
iv.			For all Tranches of the Bonds					11,547,313.56

								Required Level	Funding Required
		v.	Capital Subaccount					1,683,500.00	0.00

								1,683,500.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.			Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.			Servicing Fee					236,625.28

iii.			Administration Fee					70,277.78

iv.			Operating Expenses					0.00

v.			Semi-Annual Interest (including any past-due for prior periods)					11,547,313.56

				Per $1000 of Original
	Interest Tranche		Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment		11,547,313.56	$34.30
			11,547,313.56

vi.			Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

				Per $1000 of Original
1.	Tranche A-1 Principal Payment		0.00	$0.00
			0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
(2) Subject to $200,000 cap per annum.

					Exhibit B		Page 2 of 4

vii.		Semi-Annual Principal	11,144,719.36

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	11,144,719.36	$33.10
		11,144,719.36

viii.	Other unpaid Operating Expenses (including amounts owed to the Indenture Trustee but unpaid due to cap) and any remaining amounts owed pursuant to the Basic Documents		0.00

ix.	Replenishment of Capital Subaccount (to Required Capital Amount)		1,683,500.00

x.	Return on Invested Capital released to SWEPCO		36,596.75

xi.	Deposit to Excess Funds Subaccount		1,080,741.22

xii.	Released to Issuer (and credited to Customers) upon Retirement of the Storm Recovery Bonds		0.00

xiii.	Aggregate Remittances as of the Current Payment Date		25,799,773.95

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	325,555,280.64
ii.		Aggregate Outstanding Amount of all Tranches	325,555,280.64

iii.		Excess Funds Subaccount Balance	1,080,741.22

iv.		Capital Subaccount Balance	1,683,500.00

v.		Aggregate Collection Account Balance	2,764,241.22

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.		Excess Funds Subaccount	5,105,310.41

ii.		Capital Subaccount	1,720,096.75

iii.		Total Withdrawals	6,825,407.16

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

1.		Tranche A-1 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

1.		Tranche A-1 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in Payment of Permitted Return as of Current Payment Date:

i.	Permitted Return		0.00

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 28th day of August, 2025.

			SOUTHWESTERN ELECTRIC POWER COMPANY
			as Servicer
		By:

			/s/ Franz D. Messner
			Name:	Franz D. Messner
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4